United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2025

Date of reporting period: November 30, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.44%
Communication Services - 0.04%
Software - 0.04%
Internap Holding LLCA B C	63,490	$47,031

Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA	533,359	2,667

Financials - 0.40%
Commercial Services & Supplies - 0.00%
Constellis Holdings LLCA	69,609	1,601

Financial Services - 0.40%
GEE Acquisition Holdings Corp.A B C	94,492	472,460

Total Financials		474,061

Industrials - 0.00%
Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	1,409

Total Common Stocks (Cost $3,757,492)		525,168

PREFERRED STOCKS - 0.00% (Cost $339,302)
Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA B D	2,077,530	2

	Principal Amount
BANK LOAN OBLIGATIONSE - 86.09%
Basic Materials - 1.01%
Chemicals - 0.88%
HB Fuller Co., 6.573%, Due 2/15/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	$156,182	156,767
Nouryon Finance BV,
Due 4/3/2028, 2024 Term Loan BF	151,665	153,118
Due 4/3/2028, 2024 Term Loan B1F	141,237	142,590
Paint Intermediate III LLC, 7.522%, Due 10/9/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	299,131	301,001
PMHC II, Inc., Due 4/23/2029, 2022 Term Loan BF	304,058	303,870

		1,057,346

Forest Products & Paper - 0.13%
Asplundh Tree Expert LLC, 6.423%, Due 9/7/2027, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	152,226	152,703

Total Basic Materials		1,210,049

Communications - 8.62%
Advertising - 0.15%
CMG Media Corp., 8.171%, Due 6/18/2029, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	203,371	178,356

Internet - 3.12%
CMI Marketing, Inc., 8.937%, Due 3/23/2028, 2021 First Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	91,190	90,506
Gen Digital, Inc., 6.323%, Due 9/12/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	941,313	941,906
Go Daddy Operating Co. LLC, 6.323%, Due 5/30/2031, 2024 Term Loan B7, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	606,890	607,472
MH Sub I LLC, 8.823%, Due 5/3/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	614,296	614,886
Proofpoint, Inc., 7.573%, Due 8/31/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	150,298	151,125
PUG LLC, 9.323%, Due 3/15/2030, 2024 Extended Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	784,031	783,866

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.09% (continued)
Communications - 8.62% (continued)
Internet - 3.12% (continued)
Research Now Group, Inc.,
9.785%, Due 7/15/2028, 2024 First Lien First Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	$48,723	$48,763
10.285%, Due 10/15/2028, 2024 First Lien Second Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	177,160	163,873
WatchGuard Technologies, Inc., 9.823%, Due 7/2/2029, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	303,275	300,434

		3,702,831

Media - 4.54%
Anuvu Holdings 2 LLC,
12.931%, Due 3/24/2025, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.000%)B C	2,192,511	1,973,260
4.963%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 8.250%)B C	1,904,245	1,133,026
Cengage Learning, Inc., 7.892%, Due 3/22/2031, 2024 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 3.500%)	599,581	601,775
Charter Communications Operating LLC, 6.593%, Due 12/7/2030, 2023 Term Loan B4, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	610,112	608,740
Coral-U.S. Co-Borrower LLC, 7.044%, Due 1/31/2028, 2020 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	608,544	606,389
NEP Group, Inc., 8.115%, Due 8/19/2026, 2023 Term Loan B, PIK (in-kind rate 1.500%)	525,341	495,922

		5,419,112

Telecommunications - 0.81%
CCI Buyer, Inc., Due 12/17/2027, Term LoanF	300,846	302,889
Cincinnati Bell, Inc., 7.923%, Due 11/22/2028, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	60,273	60,635
Ensono LP, Due 5/26/2028, 2021 Term LoanF	300,538	301,289
Zayo Group Holdings, Inc., 8.823%, Due 3/9/2027, 2022 USD Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	320,272	307,746

		972,559

Total Communications		10,272,858

Consumer, Cyclical - 15.24%
Airlines - 1.46%
American Airlines, Inc.,
6.454%, Due 1/29/2027, 2017 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	93,777	93,490
9.629%, Due 4/20/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	879,485	907,224
AS Mileage Plan IP Ltd., 6.656%, Due 10/15/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	582,141	584,569
SkyMiles IP Ltd., 8.367%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	98,171	100,086
United Airlines, Inc., 6.635%, Due 2/22/2031, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	64,981	65,305

		1,750,674

Apparel - 0.64%
ABG Intermediate Holdings 2 LLC, 7.323%, Due 12/21/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	605,214	610,413
WH Borrower LLC,
10.147%, Due 2/15/2027, 2023 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	79,475	80,469
Due 2/15/2027, Term LoanF	67,404	67,489

		758,371

Auto Parts & Equipment - 0.51%
Clarios Global LP, 7.073%, Due 5/6/2030, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	299,721	301,408
First Brands Group LLC, 9.847%, Due 3/30/2027, 2022 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	159,121	153,453
Power Stop LLC, 9.364%, Due 1/26/2029, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	158,625	151,554

		606,415

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.09% (continued)
Consumer, Cyclical - 15.24% (continued)
Distribution/Wholesale - 1.26%
Core & Main LP, 6.836%, Due 2/9/2031, 2024 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	$156,375	$156,865
Resideo Funding, Inc., 6.656%, Due 6/13/2031, 2024 M&A Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	150,546	150,734
Veritiv Corp., Due 11/30/2030, Term Loan BF	604,696	602,126
Windsor Holdings III LLC, Due 8/1/2030, 2024 1st Lien Term Loan BF	595,248	601,795

		1,511,520

Entertainment - 5.57%
Allen Media LLC, 10.254%, Due 2/10/2027, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	2,944,924	1,915,673
AP Gaming I LLC, Due 2/15/2029, 2022 Term Loan BF	157,248	158,312
CE Intermediate I LLC, 8.272%, Due 11/10/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	90,621	90,508
Delta 2 Lux SARL,
Due 9/10/2031, 2024 Term Loan B2F	195,026	195,757
6.845%, Due 9/30/2031, 2024 Term Loan B1, (3 mo. USD PRIME + 1.000%)	390,052	391,515
Deluxe Entertainment Services Group, Inc.,
Due 1/25/2025, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C G	86,917	1,417
Due 1/25/2025, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C G	1,140,049	—
Flutter Financing BV, 6.604%, Due 11/29/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	1,198,520	1,204,765
Light & Wonder International, Inc., Due 4/14/2029, 2024 Term Loan B2F	900,541	907,295
Ontario Gaming GTA LP, 8.893%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	62,560	62,736
PCI Gaming Authority, 6.573%, Due 7/18/2031, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	904,291	902,455
UFC Holdings LLC, 6.770%, Due 11/14/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	647,100	651,436
WMG Acquisition Corp., 6.335%, Due 1/24/2031, 2024 Term Loan J, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	156,932	156,769

		6,638,638

Food Service - 0.95%
Aramark Services, Inc., 6.573%, Due 6/22/2030, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	607,241	609,215
Golden State Foods LLC, Due 10/7/2031, Term Loan BF	525,372	528,608

		1,137,823

Leisure Time - 1.24%
Alterra Mountain Co., 7.573%, Due 5/31/2030, 2024 Term Loan B7, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	573,872	578,176
Carnival Corp., 7.323%, Due 10/18/2028, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	597,500	600,487
GBT U.S. III LLC, 7.626%, Due 7/25/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	302,961	304,918

		1,483,581

Lodging - 0.68%
Hilton Domestic Operating Co., Inc., 6.338%, Due 11/8/2030, 2023 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	599,675	603,201
Station Casinos LLC, 6.823%, Due 3/14/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	200,687	201,220

		804,421

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.09% (continued)
Consumer, Cyclical - 15.24% (continued)
Retail - 2.93%
1011778 BC Unlimited Liability Co., Due 9/20/2030, 2024 Term Loan B6F	$603,573	$602,365
Dave & Buster’s, Inc., 7.813%, Due 11/1/2031, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	90,916	91,011
Highline Aftermarket Acquisition LLC, 8.573%, Due 11/9/2027, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	155,746	156,914
Johnstone Supply LLC, 7.507%, Due 6/9/2031, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	901,557	905,903
Les Schwab Tire Centers, 7.573%, Due 4/23/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	150,561	151,032
NPC International, Inc., 9.077%, Due 4/19/2024, 1st Lien Term Loan, (3 mo. USD PRIME)B C G H	917,520	274,063
SiteOne Landscape Supply Holding LLC, 6.274%, Due 3/22/2030, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	607,620	609,139
Sweetwater Borrower LLC, 8.937%, Due 8/7/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	77,497	78,272
Thermostat Purchaser III, Inc., 9.004%, Due 8/31/2028, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	307,361	308,513
White Cap Buyer LLC, 7.823%, Due 10/19/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	300,785	302,313

		3,479,525

Total Consumer, Cyclical		18,170,968

Consumer, Non-Cyclical - 25.95%
Beverages - 2.46%
City Brewing Co. LLC,
9.647%, Due 4/5/2028, 2024 First Lien Second Out Term Loan, PIK (in-kind rate 1.500%)	2,045,189	818,075
10.906%, Due 4/5/2028, 2024 First Out New Money Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.250%)	835,676	668,541
8.418%, Due 4/5/2028, 2024 FLFO Roll Up Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	1,943,653	1,438,303

		2,924,919

Commercial Services - 8.52%
AlixPartners LLP, 7.187%, Due 2/4/2028, 2021 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	751,575	755,649
Belron Finance 2019 LLC, 7.273%, Due 10/16/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	970,650	980,842
Boost Newco Borrower LLC, 7.104%, Due 1/31/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	149,850	151,081
Camelot U.S. Acquisition LLC, 7.323%, Due 1/31/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	878,928	873,435
Cimpress PLC, 7.573%, Due 5/17/2028, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	156,376	157,419
Corp. Service Co., 7.073%, Due 11/2/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	299,192	300,688
Creative Artists Agency LLC, 7.323%, Due 10/1/2031, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	306,551	308,255
Crisis Prevention Institute, Inc., 9.354%, Due 4/9/2031, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	301,554	302,058
Grant Thornton Advisors LLC, 7.823%, Due 6/2/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	609,717	613,186
Hertz Corp., 8.338%, Due 6/30/2028, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	62,401	55,313
New Constellis Borrower LLC, Due 3/27/2026, 2020 2nd Lien Term Loan, PIK (in-kind rate 16.189%)G	179,862	87,683
Nuvei Technologies Corp., 7.603%, Due 11/15/2031, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	300,559	302,008
Prime Security Services Borrower LLC, 6.774%, Due 10/13/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	302,683	303,298
Priority Holdings LLC, 9.323%, Due 5/16/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	306,250	306,345

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.09% (continued)
Consumer, Non-Cyclical - 25.95% (continued)
Commercial Services - 8.52% (continued)
Raven Acquisition Holdings LLC,
1.625%, Due 11/19/2031, Delayed Draw Term LoanF	$38,889	$39,083
7.860%, Due 11/19/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	544,444	547,167
Stats Intermediate Holdings LLC, 10.033%, Due 7/10/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	926,730	908,965
Teneo Holdings LLC, 9.323%, Due 3/13/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	906,633	912,871
Trans Union LLC,
6.323%, Due 6/24/2031, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	653,828	654,050
Due 6/24/2031, 2024 Term Loan B9F	272,195	272,263
Vestis Corp., 6.764%, Due 2/22/2031, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	78,406	78,651
VM Consolidated, Inc., 6.823%, Due 3/24/2028, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	201,111	202,117
VT Topco, Inc., 8.073%, Due 8/9/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	156,052	157,222
WEX, Inc., Due 3/31/2028, 2024 Term Loan BF	901,407	902,534

		10,172,183

Food - 2.13%
Aspire Bakeries Holdings LLC, Due 12/13/2030, Term LoanF	613,647	616,715
Froneri International Ltd., 6.573%, Due 9/17/2031, 2024 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	1,039,879	1,038,714
U.S. Foods, Inc., 6.323%, Due 10/3/2031, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	602,940	606,365
United Natural Foods, Inc., Due 5/1/2031, 2024 Term LoanF	272,195	276,142

		2,537,936

Health Care - Products - 2.67%
Carestream Health, Inc., 12.204%, Due 9/30/2027, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	2,256,715	1,915,386
Hanger, Inc.,
Due 10/23/2031, 2024 Delayed Draw Term LoanF	77,629	78,357
8.073%, Due 10/23/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	532,405	537,399
Lifescan Global Corp., 11.121%, Due 12/31/2026, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.500%)	2,141,342	642,403

		3,173,545

Health Care - Services - 3.53%
ADMI Corp., 8.062%, Due 12/23/2027, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.375%)	155,080	151,495
Concentra Health Services, Inc., 6.823%, Due 7/28/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	606,107	610,653
Global Medical Response, Inc., 10.099%, Due 10/31/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	79,059	79,257
LifePoint Health, Inc.,
8.406%, Due 5/17/2031, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	61,105	61,259
8.632%, Due 5/17/2031, 2024 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	61,019	61,114
Midwest Physician Administrative Services LLC, 7.865%, Due 3/12/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	648,843	608,089
Phoenix Guarantor, Inc., 7.823%, Due 2/21/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	313,863	316,217
SM Wellness Holdings, Inc., Due 4/14/2028, 2021 Term LoanF	305,065	299,345
U.S. Fertility Enterprises LLC,
0.500%, Due 10/11/2031, 2024 Delayed Draw Term LoanF	26,817	27,018
9.117%, Due 10/11/2031, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	589,964	594,389
Women’s Care Enterprises LLC,
12.935%, Due 1/12/2029, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.250%)	1,247,207	1,096,507
9.185%, Due 1/15/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	317,188	300,799

		4,206,142

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.09% (continued)
Consumer, Non-Cyclical - 25.95% (continued)
Household Products/Wares - 0.50%
Reynolds Consumer Products LLC, Due 2/4/2027, Term LoanF	$598,491	$601,322

Pharmaceuticals - 6.14%
Alvogen Pharma U.S., Inc., 12.173%, Due 6/30/2025, 2022 Extended Term Loan, (1 mo. USD Secured Overnight Financing Rate + 7.500%)	4,842,584	4,524,813
Amneal Pharmaceuticals LLC, 10.073%, Due 5/4/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	47,786	48,981
Bayou Intermediate II LLC, Due 8/2/2028, Term Loan BF	307,008	301,635
Grifols Worldwide Operations USA, Inc., 6.735%, Due 11/15/2027, 2019 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	1	1
Jazz Financing Lux SARL, 6.823%, Due 5/5/2028, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	606,409	609,331
Organon & Co., 7.099%, Due 5/19/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	303,042	305,127
Perrigo Investments LLC, 6.923%, Due 4/20/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	598,262	601,002
Southern Veterinary Partners LLC, 10.000%, Due 10/31/2031, 2024 1st Lien Term Loan, (3 mo. USD PRIME + 2.250%)	323,550	326,381
Vizient, Inc., Due 8/1/2031, 2024 Term Loan BF	605,329	607,599

		7,324,870

Total Consumer, Non-Cyclical		30,940,917

Energy - 0.20%
Oil & Gas - 0.06%
Apro LLC, 8.266%, Due 7/9/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	7,114	7,167
Lealand Finance Co. BV,
7.687%, Due 6/30/2027, 2020 Make Whole Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	142,892	71,446
8.687%, Due 12/31/2027, 2020 Take Back Term Loan, PIK (in-kind rate 3.000%)	3,147	1,212

		79,825

Pipelines - 0.14%
Epic Crude Services LP, 7.656%, Due 10/15/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	161,775	162,827

Total Energy		242,652

Financial - 10.88%
Banks - 0.28%
Chrysaor Bidco SARL,
Due 5/14/2031, Delayed Draw Term LoanF	23,015	23,147
Due 7/17/2031, Term Loan BF	311,201	312,990

		336,137

Diversified Financial Services - 6.59%
Advisor Group, Inc., Due 8/17/2028, 2024 Term LoanF	115,695	116,039
Apex Group Treasury LLC,
8.409%, Due 7/27/2028, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	933,608	942,169
8.579%, Due 7/27/2028, USD Term Loan, (6 mo. USD Secured Overnight Financing Rate + 3.750%)	468,804	472,517
Aretec Group, Inc., 8.573%, Due 8/9/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	60,060	60,405
Armor Holding II LLC, 10.014%, Due 12/11/2028, 2021 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.500%)	594,569	601,258
AssetMark Financial Holdings, Inc., 7.604%, Due 9/5/2031, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	321,821	323,633
Blackhawk Network Holdings, Inc., 9.573%, Due 3/12/2029, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.000%)	135,083	136,276
Corpay Technologies Operating Co. LLC, 6.323%, Due 4/28/2028, Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	312,077	312,199
Eisner Advisory Group LLC, 8.573%, Due 2/28/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	894,926	900,367

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.09% (continued)
Financial - 10.88% (continued)
Diversified Financial Services - 6.59% (continued)
Focus Financial Partners LLC,
7.823%, Due 9/15/2031, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	$589,903	$595,005
7.861%, Due 9/15/2031, 2024 Delayed Draw Term LoanF	63,357	63,905
Gen II Fund Services LLC, Due 11/19/2031, 2024 Term Loan BF	904,768	908,161
Grosvenor Capital Management Holdings LLP, Due 5/15/2030, 2024 Term Loan BF	150,621	151,299
HighTower Holdings LLC, 8.071%, Due 4/21/2028, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	150,495	151,812
Jane Street Group LLC,
6.514%, Due 1/26/2028, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	529,375	531,413
Due 1/26/2028, 2024 Term Loan BF	530,750	532,794
Janney Montgomery Scott LLC,
Due 9/11/2031, Delayed Draw Term LoanF	100,257	101,197
Due 9/11/2031, Term LoanF	601,540	607,183
VFH Parent LLC, 7.323%, Due 6/21/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	197,307	197,925
Virtus Investment Partners, Inc., 6.937%, Due 9/28/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	113,959	113,924

		7,819,481

Insurance - 2.50%
Acrisure LLC, 7.849%, Due 11/6/2030, 2024 Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	61,201	61,265
Ardonagh Midco 3 PLC, 8.273% - 8.354%, Due 2/15/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	299,193	301,811
AssuredPartners, Inc., 8.073%, Due 2/14/2031, 2024 Incremental Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	301,084	302,984
Asurion LLC, Due 12/23/2026, 2020 Term Loan B8F	135,807	135,849
Baldwin Insurance Group Holdings LLC, 7.823%, Due 5/26/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	305,864	308,158
Howden Group Holdings Ltd., 8.073%, Due 2/15/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	313,054	314,297
HUB International Ltd., 7.367%, Due 6/20/2030, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	453,877	457,067
Ryan Specialty Group LLC, 6.823%, Due 9/15/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	681,349	683,734
Truist Insurance Holdings LLC, 7.854%, Due 5/6/2031, 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	144,526	144,853
USI, Inc., Due 11/22/2029, 2024 Term LoanF	297,383	299,057

		3,009,075

Investment Companies - 0.75%
Dragon Buyer, Inc., 7.897%, Due 9/30/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	305,041	305,804
Intrado Corp., 8.104%, Due 1/31/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	300,793	301,671
Solaris U.S. Bidco LLC, Due 10/29/2030, Term Loan BF	301,554	289,492

		896,967

REITS - 0.76%
RHP Hotel Properties LP, 6.823%, Due 5/18/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	605,202	605,456
SBA Senior Finance II LLC, 6.330%, Due 1/25/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	302,250	302,250

		907,706

Total Financial		12,969,366

Industrial - 11.93%
Aerospace/Defense - 1.19%
Dynasty Acquisition Co., Inc.,
Due 10/31/2031, 2024 1st Lien Term Loan B1F	464,320	467,222
Due 10/31/2031, 2024 1st Lien Term Loan B2F	182,780	183,922

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount			Fair Value
BANK LOAN OBLIGATIONSE - 86.09% (continued)
Industrial - 11.93% (continued)
Aerospace/Defense - 1.19% (continued)
TransDigm, Inc.,
7.354%, Due 8/24/2028, 2024 Term Loan I, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	$		303,372	$303,730
7.104%, Due 2/28/2031, 2023 Term Loan J, (3 mo. USD Secured Overnight Financing Rate + 2.500%)			158,252	158,199
7.320%, Due 1/19/2032, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 1.500%)			327,204	327,001

				1,440,074

Building Materials - 1.35%
Griffon Corp., 6.823%, Due 1/24/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)			606,967	609,625
IPS Corp., 8.073%, Due 10/2/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)			307,456	308,704
Smyrna Ready Mix Concrete LLC, 8.073%, Due 4/2/2029, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)			80,862	81,367
Summit Materials LLC, 6.359%, Due 1/12/2029, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)			606,575	607,764

				1,607,460

Electrical Components & Equipment - 0.75%
Creation Technologies, Inc., 10.351%, Due 10/5/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)			933,603	897,426

Electronics - 0.86%
LSF12 Crown U.S. Commercial Bidco LLC, Due 10/10/2031, Term Loan BF			600,253	600,253
NorthPole Newco SARL,
14.750%, Due 3/3/2025, 2022 Term Loan B1, (3 mo. USD PRIME + 7.000%)B C H			1,179,824	294,956
15.000%, Due 3/18/2025, Term Loan, (3 mo. USD PRIME + 7.000%)H			3,425,455	119,891
Due 12/31/2025, 2022 RevolverH I			264,754	8,936
3.000%, Due 12/31/2025, 2022 Term Loan, PIK (in-kind rate 11.000%)B C H			24,050	722

				1,024,758

Engineering & Construction - 0.57%
Construction Partners, Inc., 7.073%, Due 11/3/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)			669,412	673,596

Environmental Control - 2.30%
Bingo Industries Ltd., 8.365%, Due 7/14/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.762%)			702,777	582,426
Covanta Holding Corp.,
6.927%, Due 11/30/2028, 2021 Term Loan C, (6 mo. USD Secured Overnight Financing Rate + 2.500%)			44,554	44,761
7.073% - 7.588%, Due 11/30/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%, 6 mo. USD Secured Overnight Financing Rate + 2.500%)			579,923	582,614
EnergySolutions LLC, 7.841%, Due 9/20/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)			587,896	592,305
Filtration Group Corp., 8.187%, Due 10/21/2028, 2021 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)			301,634	303,896
Madison IAQ LLC, 7.889%, Due 6/21/2028, Term Loan, (6 mo. USD Secured Overnight Financing Rate + 2.750%)			626,924	630,059

				2,736,061

Hand/Machine Tools - 0.37%
Dynamo Newco II GmbH,
Due 10/1/2031, Term Loan BF		EUR	64,710	68,568
8.245%, Due 10/1/2031, USD Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.000%)		$	64,710	65,357
Madison Safety & Flow LLC, 7.823%, Due 9/26/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)			301,848	305,057

				438,982

Machinery - Construction & Mining - 0.26%
Vertiv Group Corp., 6.553%, Due 3/2/2027, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.000%)			312,797	314,404

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.09% (continued)
Industrial - 11.93% (continued)
Machinery - Diversified - 2.00%
Arcline FM Holdings LLC, 9.054%, Due 6/23/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%, 3 mo. USD Secured Overnight Financing Rate + 4.500%)	$60,135	$60,405
Chart Industries, Inc., 7.092%, Due 3/15/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	150,753	151,318
Clark Equipment Co., Due 4/20/2029, 2024 Term LoanF	299,839	300,651
CPM Holdings, Inc., 9.053%, Due 9/28/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	308,494	299,779
Crown Equipment Corp., 7.122%, Due 10/10/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	97,065	97,672
DXP Enterprises, Inc., 8.323%, Due 10/11/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	446,988	452,204
Project Castle, Inc., 9.762% - 12.500%, Due 6/1/2029, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%, 3 mo. USD PRIME + 4.500%)	98,878	89,693
SPX Flow, Inc., 8.073%, Due 4/5/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	317,029	319,122
TK Elevator U.S. Newco, Inc., 8.588%, Due 4/30/2030, USD Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 3.500%)	599,728	604,100

		2,374,944

Miscellaneous Manufacturing - 0.13%
Gemini HDPE LLC, Due 12/31/2027, 2020 Term Loan BF	154,271	154,387

Packaging & Containers - 1.18%
Berlin Packaging LLC, 8.303% - 8.354%, Due 6/9/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%, 3 mo. USD Secured Overnight Financing Rate + 3.750%)	144,405	145,118
Berry Global, Inc., 6.487%, Due 7/1/2029, 2023 Term Loan AA, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	1,048	1,050
Canister International Group, Inc., Due 3/22/2029, 2024 1st Lien Term Loan BF	298,452	300,879
Graham Packaging Co., Inc., 7.073%, Due 8/4/2027, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	554,115	556,243
Plaze, Inc., 8.437%, Due 8/3/2026, 2020 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	159,150	145,136
Pretium Packaging LLC, 9.171%, Due 10/2/2028, Second Out Term Loan A1, PIK (in-kind rate 1.380%)	6,265	5,045
Ring Container Technologies Group LLC, Due 8/12/2028, 2024 Term Loan BF	261,734	263,174

		1,416,645

Transportation - 0.97%
AIT Worldwide Logistics, Inc., 9.480%, Due 4/5/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	452,325	455,908
Echo Global Logistics, Inc., Due 11/23/2028, Term LoanF	152,326	150,231
First Student Bidco, Inc.,
7.865%, Due 7/21/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	128,898	129,438
7.865%, Due 7/21/2028, Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	39,414	39,579
Kenan Advantage Group, Inc., 7.823%, Due 1/25/2029, 2024 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	293,259	292,983
Odyssey Logistics & Technology Corp., 9.104%, Due 10/12/2027, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	78,139	78,172

		1,146,311

Total Industrial		14,225,048

Technology - 11.11%
Computers - 3.34%
Ahead DB Holdings LLC, 8.104%, Due 2/1/2031, 2024 Term Loan B3, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	62,502	62,948
Amentum Government Services Holdings LLC, 6.823%, Due 9/29/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	608,000	603,185
CACI International, Inc., 6.303% - 6.323%, Due 10/30/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	608,000	608,000
Clover Holdings 2 LLC, Due 11/1/2031, Term Loan BF	97,065	97,005
Indy U.S. Bidco LLC, 9.323%, Due 3/6/2028, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	600,782	600,782

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.09% (continued)
Technology - 11.11% (continued)
Computers - 3.34% (continued)
Magenta Security Holdings LLC,
6.345%, Due 7/27/2028, 2024 Second Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 1.500%)	$18,355	$11,986
10.835%, Due 7/27/2028, 2024 Super Priority Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.250%)	800,092	810,925
11.595%, Due 7/27/2028, 2024 First Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.750%)	639,213	597,665
11.845%, Due 7/27/2028, 2024 Third Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 1.500%)	15,825	5,697
SonicWall U.S. Holdings, Inc., 12.254%, Due 5/18/2026, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	320,469	297,235
UST Holdings Ltd., 7.616%, Due 11/20/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	53,548	53,726
Verifone Systems, Inc., 8.782%, Due 8/20/2025, 2018 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	257,641	240,670

		3,989,824

Semiconductors - 1.13%
Natel Engineering Co., Inc., 10.950%, Due 4/30/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	1,432,805	1,342,065

Software - 6.64%
Applied Systems, Inc., Due 2/24/2031, 2024 1st Lien Term LoanF	293,285	295,637
AQA Acquisition Holding, Inc., 8.554%, Due 3/3/2028, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	301,083	303,811
AthenaHealth Group, Inc., 7.823%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	306,503	307,269
BCPE Pequod Buyer, Inc., Due 9/19/2031, Term Loan BF	298,637	300,611
Boxer Parent Co., Inc., 8.335%, Due 7/30/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	612,944	616,842
CCC Intelligent Solutions, Inc., 6.937%, Due 9/21/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	896,975	901,235
Central Parent, Inc., Due 7/6/2029, 2024 Term Loan BF	300,912	301,087
Cloud Software Group, Inc.,
8.521% - 8.604%, Due 3/30/2029, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	40,129	40,244
Due 3/21/2031, 2024 Add-On Term Loan BF	272,195	272,195
Cloudera, Inc., 8.423%, Due 10/8/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	301,440	300,500
Darktrace PLC, Due 10/9/2031, 1st Lien Term LoanF	153,006	153,013
EagleView Technology Corp., 8.366%, Due 8/14/2025, 2018 Add On Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	931,424	880,922
Epicor Software Corp.,
Due 5/30/2031, 2024 Delayed Draw Term LoanF	30,797	31,018

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.09% (continued)
Technology - 11.11% (continued)
Software - 6.64% (continued)
Epicor Software Corp., (continued)
Due 5/30/2031, 2024 Term Loan EF	$262,488	$264,367
Evertec Group LLC, 7.339%, Due 10/30/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	90,003	90,453
Genesys Cloud Services Holdings II LLC, 7.573%, Due 12/1/2027, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	607,095	612,122
Idera, Inc., 8.071%, Due 3/2/2028, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	154,151	152,352
iSolved, Inc., 7.838%, Due 10/15/2030, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	154,228	155,339
Mitchell International, Inc., 7.823%, Due 6/17/2031, 2024 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	61,478	61,613
Open Text Corp., Due 1/31/2030, 2023 Term Loan BF	906,249	907,572
PointClickCare Technologies, Inc., 7.821%, Due 11/3/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	61,635	62,020
Quartz Acquireco LLC, 7.354%, Due 6/28/2030, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	313,030	314,204
Rocket Software, Inc., Due 11/28/2028, 2023 Term Loan BF	302,345	303,999
S2P Acquisition Borrower, Inc., 8.364%, Due 8/14/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	140,357	140,827
Turing Midco LLC, 7.437%, Due 3/24/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	154,658	150,298

		7,919,550

Total Technology		13,251,439

Utilities - 1.15%
Electric - 1.15%
Alpha Generation LLC, 7.323%, Due 9/30/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	301,762	303,811
Calpine Construction Finance Co. LP, 6.573%, Due 7/31/2030, 2023 Refinancing Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	310,516	310,616
Calpine Corp.,
6.573%, Due 1/31/2031, 2024 Term Loan B10, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	151,108	151,431
6.573%, Due 1/31/2031, Term Loan B9, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	604,288	605,998

		1,371,856

Total Utilities		1,371,856

Total Bank Loan Obligations (Cost $113,423,240)		102,655,153

CORPORATE OBLIGATIONS - 0.92%
Basic Materials - 0.36%
Chemicals - 0.36%
Vibrantz Technologies, Inc., 9.000%, Due 2/15/2030J	451,000	426,701

Consumer, Cyclical - 0.17%
Entertainment - 0.17%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.500%, Due 2/15/2028J	450,000	198,000

Industrial - 0.39%
Packaging & Containers - 0.39%
LABL, Inc., 8.625%, Due 10/1/2031J	228,000	214,991
Mauser Packaging Solutions Holding Co., 9.250%, Due 4/15/2027J	250,000	255,900

		470,891

Total Industrial		470,891

Total Corporate Obligations (Cost $1,159,543)		1,095,592

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED INSTRUMENTS - 9.48%
Domestic Fixed Income - 4.73%
SPDR Blackstone Senior Loan ETF	134,000	$5,638,720

Exchange-Traded Funds - 4.75%
Invesco Senior Loan ETF	268,714	5,672,552

Total Exchange-Traded Instruments (Cost $11,238,674)		11,311,272

SHORT-TERM INVESTMENTS - 3.54% (Cost $4,219,203)
Investment Companies - 3.54%
American Beacon U.S. Government Money Market Select Fund, 4.47%K L	4,219,203	4,219,203

TOTAL INVESTMENTS - 100.47% (Cost $134,137,454)		119,806,390
LIABILITIES, NET OF OTHER ASSETS - (0.47)%		(563,487)

TOTAL NET ASSETS - 100.00%		$119,242,903

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Value was determined using significant unobservable inputs.
C

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $4,196,935 or 3.52% of net assets.

D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of November 30, 2024.
G	Zero coupon bank loan.
H	Default Security. At period end, the amount of securities in default was $698,568 or 0.59% of net assets.
I	Fixed Rate.
J

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,095,592 or 0.92% of net assets. The Fund has no right to demand registration of these securities.

K	The Fund is affiliated by having the same investment advisor.
L	7-day yield.

ETF - Exchange-Traded Fund.

FLFO - First Lien First Out.

IP - Intellectual Property.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

REITs – Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SPDR - Standard & Poor’s Depositary Receipt.

USD - United States Dollar.

Glossary:

Currency Abbreviations:

EUR	Euro

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2024, the investments were classified as described below:

FEAC Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$—	$5,677	$519,491		$525,168
Preferred Stocks	—	2	—		2
Bank Loan Obligations	—	98,977,709	3,677,444	(1)	102,655,153
Corporate Obligations	—	1,095,592	—		1,095,592
Exchange-Traded Instruments	11,311,272	—	—		11,311,272
Short-Term Investments	4,219,203	—	—		4,219,203

Total Investments in Securities - Assets	$15,530,475	$100,078,980	$4,196,935		$119,806,390

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2024, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2024		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2024		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$519,491		$—	$—	$—	$—	$—	$—	$—	$519,491		$(1,992,624)
Bank Loan Obligations	3,626,660	(1)	1,249,584	1,132,776	68,452	—	(134,476)	—	—	3,677,444	(1)	(3,675,123)

	$4,146,151	(1)	$1,249,584	$1,132,776	$68,452	$—	$(134,476)	$—	$—	$4,196,935	(1)	$(5,667,747)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended November 30, 2024, two common stocks have been fair valued at $519,491 by the Valuation Committee. The remaining bank loan obligations valued at $3,677,444 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Shares	Fair Value
China - 2.80% (Cost $10,385,279)
Foreign Common Stocks - 2.80%
NetEase, Inc., ADR	116,439	$10,186,084

Germany - 3.37% (Cost $10,613,292)
Foreign Common Stocks - 3.37%
Beiersdorf AGA	94,122	12,222,282

Israel - 2.97% (Cost $7,274,651)
Foreign Common Stocks - 2.97%
Check Point Software Technologies Ltd.B	59,320	10,796,240

South Korea - 1.25% (Cost $6,129,356)
Foreign Common Stocks - 1.25%
Samsung Electronics Co. Ltd., GDRC	4,627	4,539,087

Taiwan - 5.56% (Cost $13,996,372)
Foreign Common Stocks - 5.56%
ASML Holding NVA	29,323	20,181,623

United Kingdom - 3.47%
Foreign Common Stocks - 3.47%
London Stock Exchange Group PLCA	57,465	8,256,126
St. James’s Place PLCA	377,495	4,335,539

Total Foreign Common Stocks		12,591,665

Total United Kingdom (Cost $12,057,016)		12,591,665

United States - 76.44%
Common Stocks - 76.44%
Align Technology, Inc.B	19,217	4,473,141
Alphabet, Inc., Class A	85,732	14,484,421
Autodesk, Inc.B	53,157	15,516,528
Automatic Data Processing, Inc.	39,556	12,140,923
Booking Holdings, Inc.	3,694	19,216,114
Edwards Lifesciences Corp.B	111,426	7,950,245
Electronic Arts, Inc.	76,368	12,499,151
FactSet Research Systems, Inc.	20,026	9,826,157
ICON PLCB	53,327	11,212,002
Intuit, Inc.	24,514	15,731,369
Johnson & Johnson	58,524	9,071,805
Microsoft Corp.	56,606	23,970,377
Monster Beverage Corp.B	122,026	6,727,293
Moody’s Corp.	27,215	13,606,956
Motorola Solutions, Inc.	10,533	5,263,340
Nestle SAA	116,924	10,153,159
Philip Morris International, Inc.	153,324	20,401,292
Roche Holding AGA	28,685	8,323,154
S&P Global, Inc.	16,062	8,392,556
VeriSign, Inc.B	67,015	12,543,868
Visa, Inc., Class A	114,547	36,091,469

Total Common Stocks		277,595,320

Total United States (Cost $204,852,707)		277,595,320

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.96% (Cost $14,375,656)
Investment Companies - 3.96%
American Beacon U.S. Government Money Market Select Fund, 4.47%D E	14,375,656	$14,375,656

TOTAL INVESTMENTS - 99.82% (Cost $279,684,329)		362,487,957
OTHER ASSETS, NET OF LIABILITIES - 0.18%		654,238

TOTAL NET ASSETS - 100.00%		$363,142,195

Percentages are stated as a percent of net assets.

A

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $63,471,883 or 17.48% of net assets.

B	Non-income producing security.
C

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D	7-day yield.
E	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2024, the investments were classified as described below:

Ninety One Global Franchise Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
China	$10,186,084	$—	$—	$10,186,084
Germany	—	12,222,282	—	12,222,282
Israel	10,796,240	—	—	10,796,240
South Korea	4,539,087	—	—	4,539,087
Taiwan	—	20,181,623	—	20,181,623
United Kingdom	—	12,591,665	—	12,591,665
Common Stocks
United States	259,119,007	18,476,313	—	277,595,320
Short-Term Investments	14,375,656	—	—	14,375,656

Total Investments in Securities - Assets	$299,016,074	$63,471,883	$—	$362,487,957

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Shares	Fair Value
Australia - 3.00% (Cost $100,939)
Foreign Common Stocks - 3.00%
REA Group Ltd.A	849	$139,709

Canada - 6.76%
Foreign Common Stocks - 6.76%
Constellation Software, Inc.	93	314,450

Warrants - 0.00%
Constellation Software, Inc.A B C	40	0

Total Canada (Cost $205,545)		314,450

China - 5.40%
Foreign Common Stocks - 5.40%
AIA Group Ltd.A	9,600	72,214
Hangzhou Tigermed Consulting Co. Ltd., Class HA D	5,700	24,730
Kweichow Moutai Co. Ltd., Class AA	300	63,740
NetEase, Inc.A	5,200	90,580

Total Foreign Common Stocks		251,264

Total China (Cost $299,244)		251,264

France - 11.08%
Foreign Common Stocks - 11.08%
EssilorLuxottica SAA	967	235,151
Hermes International SCAA	60	131,093
L’Oreal SAA	430	149,526

Total Foreign Common Stocks		515,770

Total France (Cost $499,656)		515,770

Germany - 14.45%
Foreign Common Stocks - 13.38%
Beiersdorf AGA	913	118,558
SAP SEA	1,723	410,100
Siemens Healthineers AGA D	1,727	93,779

Total Foreign Common Stocks		622,437

Foreign Preferred Stocks - 1.07%
Sartorius AGA E	217	49,981

Total Germany (Cost $556,999)		672,418

Ireland - 3.07% (Cost $133,374)
Foreign Common Stocks - 3.07%
Accenture PLC, Class A	394	142,774

Japan - 3.15% (Cost $133,690)
Foreign Common Stocks - 3.15%
Nintendo Co. Ltd.A	2,500	146,674

Netherlands - 6.17%
Foreign Common Stocks - 6.17%
Heineken NVA	1,233	91,644
Wolters Kluwer NVA	1,170	195,202

Total Foreign Common Stocks		286,846

Total Netherlands (Cost $278,520)		286,846

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Shares	Fair Value
Spain - 2.44% (Cost $111,677)
Foreign Common Stocks - 2.44%
Amadeus IT Group SAA	1,618	$113,612

Switzerland - 3.70%
Foreign Common Stocks - 3.70%
Lonza Group AGA	151	90,146
Novartis AGA	774	81,925

Total Foreign Common Stocks		172,071

Total Switzerland (Cost $156,239)		172,071

Taiwan - 6.87%
Foreign Common Stocks - 6.87%
ASML Holding NVA	179	123,197
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,064	196,478

Total Foreign Common Stocks		319,675

Total Taiwan (Cost $235,965)		319,675

United Kingdom - 10.00%
Foreign Common Stocks - 10.00%
InterContinental Hotels Group PLCA	982	122,593
London Stock Exchange Group PLCA	1,721	247,260
Reckitt Benckiser Group PLCA	1,539	95,344

Total Foreign Common Stocks		465,197

Total United Kingdom (Cost $394,070)		465,197

United States - 21.74%
Common Stocks - 21.74%
Alcon AGA	1,724	153,511
Experian PLCA	2,686	128,152
ICON PLCB	740	155,585
Mastercard, Inc., Class A	551	293,650
Nestle SAA	1,400	121,569
Philip Morris International, Inc.	1,197	159,273

Total Common Stocks		1,011,740

Total United States (Cost $932,634)		1,011,740

SHORT-TERM INVESTMENTS - 1.10% (Cost $51,094)
Investment Companies - 1.10%
American Beacon U.S. Government Money Market Select Fund, 4.47%F G	51,094	51,094

TOTAL INVESTMENTS - 98.93% (Cost $4,089,646)		4,603,294
OTHER ASSETS, NET OF LIABILITIES - 1.07%		49,645

TOTAL NET ASSETS - 100.00%		$4,652,939

Percentages are stated as a percent of net assets.

A

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $3,289,991 or 70.71% of net assets.

B	Non-income producing security.
C	Value was determined using significant unobservable inputs.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $118,509 or 2.55% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F	7-day yield.
G	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2024, the investments were classified as described below:

Ninety One International Franchise Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Australia	$—	$139,709	$—		$139,709
Canada	314,450	—	—		314,450
China	—	251,264	—		251,264
France	—	515,770	—		515,770
Germany	—	622,435	—		622,435
Ireland	142,774	—	—		142,774
Japan	—	146,674	—		146,674
Netherlands	—	286,846	—		286,846
Spain	—	113,612	—		113,612
Switzerland	—	172,072	—		172,072
Taiwan	196,478	123,197	—		319,675
United Kingdom	—	465,197	—		465,197
Warrants
Canada	—	—	0	(1)	0	(1)
Foreign Preferred Stocks
Germany	—	49,982	—		49,982
Common Stocks
United States	608,507	403,233	—		1,011,740
Short-Term Investments	51,094	—	—		51,094

Total Investments in Securities - Assets	$1,313,303	$3,289,991	$0	(1)	$4,603,294	(1)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.57%
Financials - 0.57%
Mortgage Real Estate Investment Trusts (REITs) - 0.57%
AGNC Investment Corp.	346,000	$3,342,360
Annaly Capital Management, Inc.	338,932	6,754,915

		10,097,275

Total Financials		10,097,275

Total Common Stocks (Cost $10,362,793)		10,097,275

PREFERRED STOCKS - 2.03%
Financials - 2.03%
Mortgage Real Estate Investment Trusts (REITs) - 2.03%
AGNC Investment Corp.,
Series C, 10.029%, Due 12/29/2024, (3 mo. USD Term SOFR + 5.373%)A	230,515	5,898,879
Series D, 9.250%, Due 12/29/2024, (3 mo. USD Term SOFR + 4.594%)A	6,803	173,204
Series E, 9.847%, Due 12/29/2024, (3 mo. USD LIBOR + 4.993%)A	413,322	10,436,380
Annaly Capital Management, Inc.,
Series F, 9.721%, Due 12/30/2024, (3 mo. USD Term SOFR + 5.255%)A	369,632	9,540,202
Series G, 8.900%, Due 12/29/2024, (3 mo. USD Term SOFR + 4.434%)A	387,379	9,858,796

		35,907,461

Total Financials		35,907,461

Total Preferred Stocks (Cost $34,036,309)		35,907,461

	Principal Amount
BANK LOAN OBLIGATIONSB - 0.21% (Cost $4,195,239)
Consumer, Non-Cyclical - 0.21%
Food - 0.21%
Nova Austral SA, Due 11/1/2030, Term Loan BC D E	$7,697,080	3,598,629

CORPORATE OBLIGATIONS - 65.64%
Communications - 4.22%
Internet - 0.67%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, Due 3/1/2029F	12,710,000	11,787,205

Media - 2.62%
Townsquare Media, Inc., 6.875%, Due 2/1/2026F	24,042,000	24,012,413
Univision Communications, Inc., 7.375%, Due 6/30/2030F	23,139,000	22,307,027

		46,319,440

Telecommunications - 0.93%
Ciena Corp., 4.000%, Due 1/31/2030F	17,862,000	16,449,146

Total Communications		74,555,791

Consumer, Cyclical - 11.41%
Entertainment - 4.17%
Churchill Downs, Inc., 6.750%, Due 5/1/2031F	23,867,000	24,431,742
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029F	29,496,000	28,468,551
Vail Resorts, Inc., 6.500%, Due 5/15/2032F	20,225,000	20,770,747

		73,671,040

Leisure Time - 1.20%
Life Time, Inc., 6.000%, Due 11/15/2031F	21,255,000	21,261,866

Lodging - 2.90%
Boyd Gaming Corp., 4.750%, Due 6/15/2031F	28,548,000	26,614,598
Station Casinos LLC,
4.500%, Due 2/15/2028F	4,613,000	4,407,051
4.625%, Due 12/1/2031F	22,390,000	20,233,499

		51,255,148

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount			Fair Value
CORPORATE OBLIGATIONS - 65.64% (continued)
Consumer, Cyclical - 11.41% (continued)
Retail - 3.14%
FirstCash, Inc., 6.875%, Due 3/1/2032F	$		25,364,000	$25,860,818
QVC, Inc., 6.875%, Due 4/15/2029F			30,811,000	26,134,053
Victoria’s Secret & Co., 4.625%, Due 7/15/2029F			3,853,000	3,484,701

				55,479,572

Total Consumer, Cyclical				201,667,626

Consumer, Non-Cyclical - 26.72%
Agriculture - 1.25%
Turning Point Brands, Inc., 5.625%, Due 2/15/2026F			22,198,000	22,123,968

Commercial Services - 7.65%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027F			28,331,000	27,107,345
Carriage Services, Inc., 4.250%, Due 5/15/2029F			26,153,000	24,163,032
CoreCivic, Inc., 8.250%, Due 4/15/2029			24,851,000	26,391,886
CPI CG, Inc., 10.000%, Due 7/15/2029F			21,890,000	23,159,314
GEO Group, Inc., 10.250%, Due 4/15/2031			31,500,000	34,482,986

				135,304,563

Cosmetics/Personal Care - 1.17%
Prestige Brands, Inc., 3.750%, Due 4/1/2031F			23,030,000	20,653,302

Food - 3.91%
Post Holdings, Inc., 6.250%, Due 10/15/2034F			21,625,000	21,369,471
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029F			25,755,000	23,853,645
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028			26,270,000	23,768,721

				68,991,837

Health Care - Products - 3.83%
Avantor Funding, Inc.,
3.875%, Due 7/15/2028F		EUR	5,000,000	5,263,453
4.625%, Due 7/15/2028F		$	9,880,000	9,545,513
3.875%, Due 11/1/2029F			4,200,000	3,900,136
Medline Borrower LP, 3.875%, Due 4/1/2029F			13,740,000	12,881,616
Neogen Food Safety Corp., 8.625%, Due 7/20/2030F			22,849,000	24,613,011
Teleflex, Inc., 4.250%, Due 6/1/2028F			11,917,000	11,407,244

				67,610,973

Health Care - Services - 8.13%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028F			19,778,000	19,196,725
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031F			21,545,000	19,487,459
Concentra Escrow Issuer Corp., 6.875%, Due 7/15/2032F			23,245,000	23,948,459
Encompass Health Corp., 4.750%, Due 2/1/2030			16,965,000	16,421,416
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030F			23,455,000	22,679,939
Select Medical Corp., 6.250%, Due 12/1/2032F			21,555,000	21,597,804
Tenet Healthcare Corp., 6.750%, Due 5/15/2031			19,840,000	20,326,750

				143,658,552

Pharmaceuticals - 0.78%
Option Care Health, Inc., 4.375%, Due 10/31/2029F			14,745,000	13,696,613

Total Consumer, Non-Cyclical				472,039,808

Energy - 3.32%
Oil & Gas - 3.32%
Talos Production, Inc., 9.375%, Due 2/1/2031F			15,120,000	15,881,778
Tidewater, Inc., 10.375%, Due 7/3/2028F			14,900,000	15,830,624
Transocean, Inc.,
7.500%, Due 4/15/2031			24,535,000	23,238,108
6.800%, Due 3/15/2038			4,500,000	3,766,024

				58,716,534

Total Energy				58,716,534

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 65.64% (continued)
Financial - 6.40%
Diversified Financial Services - 2.76%
Encore Capital Group, Inc.,
4.250%, Due 6/1/2028F	GBP	19,445,000	$22,964,825
9.250%, Due 4/1/2029F	$	4,010,000	4,308,681
PRA Group, Inc.,
5.000%, Due 10/1/2029F		17,275,000	15,890,259
8.875%, Due 1/31/2030F		5,290,000	5,560,339

			48,724,104

Real Estate - 3.64%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029F		12,175,000	10,577,059
5.250%, Due 4/15/2030F		36,490,000	29,488,449
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030F		22,921,000	24,260,763

			64,326,271

Total Financial			113,050,375

Industrial - 7.25%
Aerospace/Defense - 2.36%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029F		19,935,000	20,407,951
Triumph Group, Inc., 9.000%, Due 3/15/2028F		20,250,000	21,199,725

			41,607,676

Electronics - 1.32%
TTM Technologies, Inc., 4.000%, Due 3/1/2029F		25,001,000	23,369,935

Environmental Control - 1.26%
Waste Management, Inc., 3.875%, Due 1/15/2029F		22,986,000	22,309,235

Machinery - Construction & Mining - 0.96%
BWX Technologies, Inc., 4.125%, Due 4/15/2029F		17,992,000	16,917,144

Packaging & Containers - 0.91%
Sealed Air Corp., 6.500%, Due 7/15/2032F		15,875,000	16,162,488

Transportation - 0.44%
Altera Shuttle Tankers LLC, 9.000%, Due 3/13/2028		7,400,000	7,716,092

Total Industrial			128,082,570

Technology - 6.32%
Computers - 4.70%
Amentum Holdings, Inc., 7.250%, Due 8/1/2032F		23,180,000	23,811,836
Booz Allen Hamilton, Inc.,
3.875%, Due 9/1/2028F		5,971,000	5,715,946
5.950%, Due 8/4/2033		11,500,000	11,951,445
Gartner, Inc., 3.750%, Due 10/1/2030F		13,330,000	12,331,105
KBR, Inc., 4.750%, Due 9/30/2028F		16,021,000	15,340,107
Science Applications International Corp., 4.875%, Due 4/1/2028F		14,323,000	13,787,131

			82,937,570

Semiconductors - 1.62%
Entegris, Inc., 5.950%, Due 6/15/2030F		17,545,000	17,574,493
Qorvo, Inc., 3.375%, Due 4/1/2031F		12,970,000	11,209,860

			28,784,353

Total Technology			111,721,923

Total Corporate Obligations (Cost $1,153,026,750)			1,159,834,627

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount		Fair Value
CONVERTIBLE OBLIGATIONS - 0.97% (Cost $15,505,802)
Financial - 0.97%
Diversified Financial Services - 0.97%
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	$	19,010,000	$17,204,050

FOREIGN CONVERTIBLE OBLIGATIONS - 0.40% (Cost $7,768,497)
Consumer, Non-Cyclical - 0.40%
Biotechnology - 0.40%
Pharming Group NV, 4.500%, Due 4/25/2029G	EUR	7,000,000	7,116,443

FOREIGN CORPORATE OBLIGATIONS - 25.38%
Basic Materials - 1.26%
Chemicals - 1.26%
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031F	$	21,275,000	22,212,971

Consumer, Cyclical - 2.35%
Entertainment - 1.28%
Flutter Treasury DAC, 6.375%, Due 4/29/2029F		22,100,000	22,611,356

Leisure Time - 1.07%
Cruise Yacht Upper HoldCo Ltd., 11.875%, Due 7/5/2028		18,400,000	18,958,106

Total Consumer, Cyclical			41,569,462

Consumer, Non-Cyclical - 2.80%
Food - 2.06%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033F		24,530,000	25,883,884
Nova Austral SA,
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)C D H I		15,326,995	306,540
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)C D G H I		25,331,728	9,763,547
Due 1/1/2099C D J		146,458	1,465
Due 12/31/2099C D J		1,250,186	481,856

			36,437,292

Pharmaceuticals - 0.74%
180 Medical, Inc., 3.875%, Due 10/15/2029F		14,200,000	13,094,625

Total Consumer, Non-Cyclical			49,531,917

Energy - 11.05%
Oil & Gas - 11.05%
Archer Norge AS, 9.736%, Due 7/6/2027, (1 day USD SOFR + 5.000%)A		12,809,720	13,674,474
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030F		33,402,403	33,337,436
CES Energy Solutions Corp., 6.875%, Due 5/24/2029F	CAD	10,125,000	7,303,682
Floatel International Ltd., 9.750%, Due 4/10/2029	$	25,125,000	21,348,406
Greenfire Resources Ltd., 12.000%, Due 10/1/2028F		17,258,000	18,489,117
Odfjell Rig III Ltd., 9.250%, Due 5/31/2028		17,928,664	18,841,502
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029		27,600,000	27,111,736
Seadrill Finance Ltd., 8.375%, Due 8/1/2030F		15,080,000	15,440,052
Secure Energy Services, Inc., 6.750%, Due 3/22/2029F	CAD	18,365,000	13,362,385
Shelf Drilling Holdings Ltd., 9.625%, Due 4/15/2029F	$	25,127,000	21,487,485
TGS ASA, 8.500%, Due 1/15/2030F		4,800,000	4,920,726

			195,317,001

Total Energy			195,317,001

Financial - 4.03%
Diversified Financial Services - 1.08%
Kane Bidco Ltd., 6.500%, Due 2/15/2027F	GBP	15,064,000	19,152,570

Real Estate - 2.95%
Heimstaden AB,
4.250%, Due 3/9/2026G	EUR	5,500,000	5,564,935
4.375%, Due 3/6/2027G		5,400,000	5,329,068

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Principal Amount			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 25.38% (continued)
Financial - 4.03% (continued)
Real Estate - 2.95% (continued)
Heimstaden Bostad AB,
2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)A G K		EUR	8,620,000	$8,409,844
3.000%, Due 10/29/2027, (5 yr. EUR Swap + 3.268%)A G K			2,475,000	2,381,250
Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027G			36,600,000	30,289,030

				51,974,127

Total Financial				71,126,697

Industrial - 3.89%
Machinery - Diversified - 1.49%
ATS Corp.,
4.125%, Due 12/15/2028F	$		14,545,000	13,570,364
6.500%, Due 8/21/2032F		CAD	17,685,000	12,701,838

				26,272,202

Transportation - 2.40%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026	$		26,450,000	26,221,869
TORM PLC, 8.250%, Due 1/25/2029			15,600,000	16,148,382

				42,370,251

Total Industrial				68,642,453

Total Foreign Corporate Obligations (Cost $469,517,868)				448,400,501

			Shares
FOREIGN COMMON STOCKS - 0.18% (Cost $2,188,049)
Energy - 0.18%
Oil, Gas & Consumable Fuels - 0.18%
Scorpio Tankers, Inc.			63,766	3,230,386

SHORT-TERM INVESTMENTS - 2.82% (Cost $49,907,912)
Investment Companies - 2.82%
American Beacon U.S. Government Money Market Select Fund, 4.47%L M			49,907,912	49,907,912

TOTAL INVESTMENTS - 98.20% (Cost $1,746,509,219)				1,735,297,284
OTHER ASSETS, NET OF LIABILITIES - 1.80%				31,782,323

TOTAL NET ASSETS - 100.00%				$1,767,079,607

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on November 30, 2024.

B	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
C

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $14,152,037 or 0.80% of net assets.

D	Value was determined using significant unobservable inputs.
E	Zero coupon bank loan.
F

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,235,339,690 or 69.91% of net assets. The Fund has no right to demand registration of these securities.

G

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

H	Default Security. At period end, the amount of securities in default was $10,070,087 or 0.57% of net assets.
I	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
J	Zero coupon bond.
K	Perpetual maturity. The date shown, if any, is the next call date.
L	The Fund is affiliated by having the same investment advisor.
M	7-day yield.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs – Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on November 30, 2024:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	539	December 2024	$(44,128,546)	$(42,863,975)	$1,264,571
CME Canadian Dollar Currency Futures	458	December 2024	(33,736,489)	(32,733,260)	1,003,229
CME Euro Foreign Exchange Currency Futures	95	December 2024	(13,165,309)	(12,556,031)	609,278

			$(91,030,344)	$(88,153,266)	$2,877,078

Forward Foreign Currency Contracts Open on November 30, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	56,135,097	12/7/2027	GST	$—	$(240,097)	$(240,097)

						$—	$(240,097)	$(240,097)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

GST	Goldman Sachs International

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2024, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$10,097,275	$—	$—	$10,097,275
Preferred Stocks	35,907,461	—	—	35,907,461
Bank Loan Obligations	—	—	3,598,629	3,598,629
Corporate Obligations	—	1,159,834,627	—	1,159,834,627
Convertible Obligations	—	17,204,050	—	17,204,050
Foreign Convertible Obligations	—	7,116,443	—	7,116,443
Foreign Corporate Obligations	—	437,847,093	10,553,408	448,400,501
Foreign Common Stocks	3,230,386	—	—	3,230,386
Short-Term Investments	49,907,912	—	—	49,907,912

Total Investments in Securities - Assets	$99,143,034	$1,622,002,213	$14,152,037	$1,735,297,284

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Assets
Futures Contracts	$2,877,078	$—	$—	$2,877,078

Total Financial Derivative Instruments - Assets	$2,877,078	$—	$—	$2,877,078

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(240,097)	$—	$(240,097)

Total Financial Derivative Instruments - Liabilities	$—	$(240,097)	$—	$(240,097)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2024, one Foreign Corporate Obligation was transferred from Level 2 to Level 3 with a fair value of $306,540.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2024		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2024	Unrealized Appreciation (Depreciation) at Period End*
Bank Loan Obligations	$3,598,629		$—	$—	$145,910	$—	$(145,910)	$—	$—	$3,598,629	$(596,610)
Foreign Corporate Obligations	$10,246,867	(1)	$—	$—	$120,422	$(2,514,533)	$2,394,112	$306,540	$—	$10,553,408	$(27,556,917)

	$13,845,496	(1)	$—	$—	$266,332	$(2,514,533)	$2,248,202	$306,540	$—	$14,152,037	$(28,153,527)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended November 30, 2024, one bank loan obligation valued at $3,598,629 has been classified as Level 3 due to the use of significant unobservable inputs. Four foreign corporate obligations have been fair valued at $10,553,408 by the Valuation Committee and have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 89.53%
Communication Services - 1.74%
Media - 1.74%
Comcast Corp., Class A	568,287	$24,544,316

Consumer Discretionary - 7.01%
Hotels, Restaurants & Leisure - 3.00%
Starbucks Corp.	413,723	42,390,059

Specialty Retail - 4.01%
Lowe’s Cos., Inc.	207,386	56,498,168

Total Consumer Discretionary		98,888,227

Consumer Staples - 8.64%
Food Products - 1.69%
Nestle SA, ADR A	274,185	23,793,774

Tobacco - 6.95%
Altria Group, Inc.	575,974	33,256,739
Philip Morris International, Inc.	486,521	64,736,484

		97,993,223

Total Consumer Staples		121,786,997

Energy - 2.69%
Oil, Gas & Consumable Fuels - 2.69%
Chevron Corp.	234,292	37,938,904

Financials - 23.37%
Capital Markets - 8.18%
Blackrock, Inc.	62,431	63,854,427
Charles Schwab Corp.	621,342	51,422,264

		115,276,691

Financial Services - 8.19%
Berkshire Hathaway, Inc., Class BB	139,946	67,596,717
Fidelity National Information Services, Inc.	562,638	47,993,021

		115,589,738

Insurance - 7.00%
Cincinnati Financial Corp.	221,829	35,454,929
Progressive Corp.	235,224	63,247,029

		98,701,958

Total Financials		329,568,387

Health Care - 5.83%
Pharmaceuticals - 5.83%
Johnson & Johnson	278,203	43,124,247
Merck & Co., Inc.	384,546	39,085,255

		82,209,502

Total Health Care		82,209,502

Industrials - 14.70%
Aerospace & Defense - 2.62%
Northrop Grumman Corp.	75,360	36,900,024

Air Freight & Logistics - 2.16%
United Parcel Service, Inc., Class B	224,682	30,493,841

Ground Transportation - 4.05%
Norfolk Southern Corp.	207,036	57,110,880

Professional Services - 2.98%
Paychex, Inc.	287,288	42,021,616

Trading Companies & Distributors - 2.89%
Fastenal Co.	488,850	40,848,306

Total Industrials		207,374,667

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 89.53% (continued)
Information Technology - 15.65%
Communications Equipment - 2.73%
Cisco Systems, Inc.	649,820	$38,475,842

Semiconductors & Semiconductor Equipment - 4.18%
Texas Instruments, Inc.	293,112	58,924,305

Software - 3.44%
Microsoft Corp.	114,554	48,509,037

Technology Hardware, Storage & Peripherals - 5.30%
Apple, Inc.	315,359	74,844,152

Total Information Technology		220,753,336

Materials - 5.03%
Chemicals - 5.03%
Air Products & Chemicals, Inc.	212,278	70,970,904

Real Estate - 1.94%
Specialized REITs - 1.94%
Crown Castle, Inc.	256,888	27,294,350

Utilities - 2.93%
Multi-Utilities - 2.93%
Dominion Energy, Inc.	704,331	41,379,446

Total Common Stocks (Cost $676,881,132)		1,262,709,036

FOREIGN COMMON STOCKS - 7.60%
Communication Services - 3.14%
Entertainment - 3.14%
Nintendo Co. Ltd., ADRA	3,023,721	44,297,513

Consumer Staples - 1.78%
Beverages - 1.78%
Diageo PLC, ADR	210,589	25,135,903

Information Technology - 2.68%
Electronic Equipment, Instruments & Components - 2.68%
TE Connectivity PLC	249,900	37,764,888

Total Foreign Common Stocks (Cost $98,217,523)		107,198,304

SHORT-TERM INVESTMENTS - 2.63% (Cost $37,083,343)
Investment Companies - 2.63%
American Beacon U.S. Government Money Market Select Fund, 4.47%C D	37,083,343	37,083,343

SECURITIES LENDING COLLATERAL - 0.00% (Cost $1,425)
Investment Companies - 0.00%
American Beacon U.S. Government Money Market Select Fund, 4.47%C D	1,425	1,425

TOTAL INVESTMENTS - 99.76% (Cost $812,183,423)		1,406,992,108
OTHER ASSETS, NET OF LIABILITIES - 0.24%		3,448,765

TOTAL NET ASSETS - 100.00%		$1,410,440,873

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at November 30, 2024.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2024 (Unaudited)

Long Futures Contracts Open on November 30, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	135	December 2024	$40,387,534	$40,847,625	$460,091

			$40,387,534	$40,847,625	$460,091

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2024, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,262,709,036	$—	$—	$1,262,709,036
Foreign Common Stocks	107,198,304	—	—	107,198,304
Short-Term Investments	37,083,343	—	—	37,083,343
Securities Lending Collateral	1,425	—	—	1,425

Total Investments in Securities - Assets	$1,406,992,108	$—	$—	$1,406,992,108

Financial Derivative Instruments - Assets
Futures Contracts	$460,091	$—	$—	$460,091

Total Financial Derivative Instruments - Assets	$460,091	$—	$—	$460,091

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2024 (Unaudited)

and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2024 (Unaudited)

categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2024 (Unaudited)

assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated to the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.